Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the years ended December 31, 2022, 2021 and 2020 were as follows:

	Year Ended December 31,
	2022	2021	2020
Expected option life (years)	5.27 to 6.08	5.27 to 6.08	5.27 to 6.08
Risk-free interest rate	2.20% to 4.23%	0.62% to 1.34%	0.31% to 1.66%
Expected volatility	78.73% to 84.79%	80.05% to 82.03%	76.38% to 81.45%
Expected dividend yield	0%	0%	0%

Stock Option Rollforward	The table below summarizes activity for the years ended December 31, 2022 and 2021.

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	5,611,429	$17.19	7.96	$4,262
Granted	4,155,375	7.11	—	—
Exercised	(196,069)	0.64	—	—
Forfeited	(1,798,280)	17.12	—	—
Outstanding as of December 31, 2021	7,772,455	$12.24	8.30	$1,007
Granted	3,792,160	3.19	—	—
Exercised	(162,864)	0.72	—	193
Forfeited	(1,090,951)	14.02	—	1
Outstanding as of December 31, 2022	10,310,800	$8.90	8.18	$96
Exercisable as of December 31, 2022	3,836,926	$15.22	6.81	$96
Vested and expected to vest as of December 31, 2022	10,310,800	$8.90	8.18	$96

Schedule of Restricted Stock Valuation Assumptions	The assumptions used in the Black Scholes option pricing model to determine the fair value of the ordinary shares for the following dates are as follows, refer to Note 2, "Summary of Significant Accounting Policies":

	March 2, 2016	April 26, 2017	September 25, 2017	March 31, 2018	May 31, 2018
Expected term	2.8 years	1.2 years	0.8 years	1.8 years	1.8 years
Risk-free interest rate	1.0%	1.0%	1.3%	2.1%	2.1%
Expected volatility	73.2%	76.6%	71.0%	71.0%	71.0%
Expected dividend yield	0%	0%	0%	0%	0%

Schedule of Nonvested Share Activity
A summary of the changes in the Company’s restricted ordinary shares during the years ended December 31, 2022 and 2021 are as follows and reflect the conversion of ordinary shares in the current and previous years.

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	90,383	$4.17
Granted	—
Vested	(90,383)	4.17
Forfeited	—
Unvested and outstanding at December 31, 2021	—	—
The following is a summary of RSU activity for the 2018 Plan for the years ended December 31, 2022 and 2021, respectively:

	Number of restricted units	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	415,000	$12.09
Granted	1,215,650	8.27
Vested	(204,500)	11.49
Forfeited	(336,500)	10.22
Unvested and outstanding at December 31, 2021	1,089,650	$8.63
Granted	294,800	2.43
Vested	(785,511)	8.61
Forfeited	(195,608)	9.25
Unvested and outstanding at December 31, 2022	403,331	$3.50

Schedule of Allocated Share Based Compensation
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Research and development	$7,171	$5,241	$12,992
General and administrative	4,849	4,696	7,115
Capitalized to intangible assets, net / property and equipment	(6)	—	(86)
Total share-based compensation expense	$12,014	$9,937	$20,021